Guarantor and Non-Guarantor Supplemental Financial Information - Balance Sheet (Detail) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Assets
Current assets	$ 154,934	$ 105,021	$ 47,566
Property, plant and equipment, net	65,659	63,626	55,274	$ 62,790
Subscriber acquisition costs, net	1,170,287	1,052,434	790,644
Deferred financing costs, net	3,407	4,420	6,456
Investment in subsidiaries	0	0	0
Intercompany receivable	0	0	0
Intangible assets, net	426,616	475,392	558,395
Goodwill	836,115	835,233	834,416	841,522
Long-term investments and other assets	58,953	11,536	10,893
Total assets	2,715,971	2,547,662	2,303,644
LIABILITIES AND STOCKHOLDERS' (DEFICIT) EQUITY
Current liabilities	289,020	185,191	168,518
Intercompany payable	0	0	0
Notes payable and revolving credit facility, net of current portion	2,611,225	2,486,700	2,138,112
Capital lease obligations, net of current portion	4,949	7,935	11,171
Deferred revenue, net of current portion	154,244	58,734	44,782
Accumulated losses of investee	0	0	0
Other long-term obligations	58,930	47,080	10,530
Deferred income tax liability	7,452	7,204	7,524
Total (deficit) equity	(409,849)	(245,182)	(76,993)	$ 224,486	$ 490,243
Total liabilities and stockholders' (deficit) equity	2,715,971	2,547,662	2,303,644
Eliminations
Assets
Current assets	(105,914)	(67,799)	(53,066)
Property, plant and equipment, net	0	0	0
Subscriber acquisition costs, net	0	0	0
Deferred financing costs, net	0	0	0
Investment in subsidiaries	(2,210,678)	(2,228,903)	(2,070,404)
Intercompany receivable	(6,303)	(9,492)	(22,398)
Intangible assets, net	0	0	0
Goodwill	0	0	0
Long-term investments and other assets	(106)	(106)	(106)
Total assets	(2,323,001)	(2,306,300)	(2,145,974)
LIABILITIES AND STOCKHOLDERS' (DEFICIT) EQUITY
Current liabilities	(105,914)	(67,799)	(53,066)
Intercompany payable	(6,303)	(9,492)	(22,398)
Notes payable and revolving credit facility, net of current portion	0	0	0
Capital lease obligations, net of current portion	0	0	0
Deferred revenue, net of current portion	0	0	0
Accumulated losses of investee	(409,849)	(245,182)	(76,993)
Other long-term obligations	0	0	0
Deferred income tax liability	(106)	(106)	(106)
Total (deficit) equity	(1,800,829)	(1,983,721)	(1,993,411)
Total liabilities and stockholders' (deficit) equity	(2,323,001)	(2,306,300)	(2,145,974)
Parent | Reportable Legal Entities
Assets
Current assets	0	0	0
Property, plant and equipment, net	0	0	0
Subscriber acquisition costs, net	0	0	0
Deferred financing costs, net	0	0	0
Investment in subsidiaries	0	0	0
Intercompany receivable	0	0	0
Intangible assets, net	0	0	0
Goodwill	0	0	0
Long-term investments and other assets	0	0	0
Total assets	0	0	0
LIABILITIES AND STOCKHOLDERS' (DEFICIT) EQUITY
Current liabilities	0	0	0
Intercompany payable	0	0	0
Notes payable and revolving credit facility, net of current portion	0	0	0
Capital lease obligations, net of current portion	0	0	0
Deferred revenue, net of current portion	0	0	0
Accumulated losses of investee	409,849	245,182	76,993
Other long-term obligations	0	0	0
Deferred income tax liability	0	0	0
Total (deficit) equity	(409,849)	(245,182)	(76,993)
Total liabilities and stockholders' (deficit) equity	0	0	0
APX Group, Inc. | Reportable Legal Entities
Assets
Current assets	4,454	25,136	2,537
Property, plant and equipment, net	0	0	0
Subscriber acquisition costs, net	0	0	0
Deferred financing costs, net	3,407	4,420	6,456
Investment in subsidiaries	2,210,678	2,228,903	2,070,404
Intercompany receivable	0	0	0
Intangible assets, net	0	0	0
Goodwill	0	0	0
Long-term investments and other assets	106	106	106
Total assets	2,218,645	2,258,565	2,079,503
LIABILITIES AND STOCKHOLDERS' (DEFICIT) EQUITY
Current liabilities	17,269	17,047	18,384
Intercompany payable	0	0	0
Notes payable and revolving credit facility, net of current portion	2,611,225	2,486,700	2,138,112
Capital lease obligations, net of current portion	0	0	0
Deferred revenue, net of current portion	0	0	0
Accumulated losses of investee			0
Other long-term obligations	0	0	0
Deferred income tax liability	0	0	0
Total (deficit) equity	(409,849)	(245,182)	(76,993)
Total liabilities and stockholders' (deficit) equity	2,218,645	2,258,565	2,079,503
Guarantor Subsidiaries | Reportable Legal Entities
Assets
Current assets	232,076	143,954	91,555
Property, plant and equipment, net	64,820	62,781	55,012
Subscriber acquisition costs, net	1,084,164	974,975	728,547
Deferred financing costs, net	0	0	0
Investment in subsidiaries	0	0	0
Intercompany receivable	6,303	9,492	22,398
Intangible assets, net	397,007	443,189	519,301
Goodwill	809,678	809,678	809,678
Long-term investments and other assets	53,603	11,523	10,880
Total assets	2,647,651	2,455,592	2,237,371
LIABILITIES AND STOCKHOLDERS' (DEFICIT) EQUITY
Current liabilities	277,575	160,956	143,896
Intercompany payable	0	0	0
Notes payable and revolving credit facility, net of current portion	0	0	0
Capital lease obligations, net of current portion	4,488	7,368	11,169
Deferred revenue, net of current portion	144,026	53,991	40,960
Accumulated losses of investee			0
Other long-term obligations	58,930	47,080	10,530
Deferred income tax liability	106	106	106
Total (deficit) equity	2,162,526	2,186,091	2,030,710
Total liabilities and stockholders' (deficit) equity	2,647,651	2,455,592	2,237,371
Non-Guarantor Subsidiaries | Reportable Legal Entities
Assets
Current assets	24,318	3,730	6,540
Property, plant and equipment, net	839	845	262
Subscriber acquisition costs, net	86,123	77,459	62,097
Deferred financing costs, net	0	0	0
Investment in subsidiaries	0	0	0
Intercompany receivable	0	0	0
Intangible assets, net	29,609	32,203	39,094
Goodwill	26,437	25,555	24,738
Long-term investments and other assets	5,350	13	13
Total assets	172,676	139,805	132,744
LIABILITIES AND STOCKHOLDERS' (DEFICIT) EQUITY
Current liabilities	100,090	74,987	59,304
Intercompany payable	6,303	9,492	22,398
Notes payable and revolving credit facility, net of current portion	0	0	0
Capital lease obligations, net of current portion	461	567	2
Deferred revenue, net of current portion	10,218	4,743	3,822
Accumulated losses of investee			0
Other long-term obligations	0	0	0
Deferred income tax liability	7,452	7,204	7,524
Total (deficit) equity	48,152	42,812	39,694
Total liabilities and stockholders' (deficit) equity	$ 172,676	$ 139,805	$ 132,744